Notes payable (Tables)	12 Months Ended
Sep. 30, 2014
Notes Payable Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
	September 30, 2014	September 30, 2013
Convertible debentures	$502,500	$70,774
Note payable	-	100,000
Accrued interest	10,364	2,978
Debt discount	(48,385)	(37,908)
Total	$464,479	$135,844